SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Weighted average remaining amortization period (in years)		10 years	14 years
Cost		$ 1,295	$ 1,250
Less accumulated amortization		(626)	(554)
Net intangible assets	$ 684	$ 669	$ 696